Financial Risk Management - Market Risk - Equity and equity-related holdings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management.
Investments in associates, at fair value	$ 7,553.2	$ 6,772.9
Net gains (losses) on investments	1,949.5	(1,573.2)
Common stocks
Financial Risk Management.
Net gains (losses) on investments	464.4	(242.7)
Bonds and preferred stocks - convertible
Financial Risk Management.
Net gains (losses) on investments	77.1	(241.4)
Equity price risk
Financial Risk Management.
Investments in associates, at fair value	9,496.6	8,183.3
Exposure/Notional amount	19,288.6	15,952.4
Carrying value	15,963.6	12,749.1
Net gains (losses) on investments	1,217.6	(243.8)
Equity price risk | Common stocks
Financial Risk Management.
Exposure/Notional amount	7,317.8	5,234.4
Carrying value	7,317.8	5,234.4
Net gains (losses) on investments	464.4	(242.7)
Equity price risk | Bonds and preferred stocks - convertible
Financial Risk Management.
Exposure/Notional amount	414.0	458.7
Carrying value	414.0	458.7
Net gains (losses) on investments	77.1	(241.4)
Equity price risk | Investments in associates
Financial Risk Management.
Exposure/Notional amount	9,496.6	8,183.3
Carrying value	7,668.6	6,786.6
Net gains (losses) on investments	322.0	45.1
Equity price risk | Equity derivatives
Financial Risk Management.
Exposure/Notional amount	2,060.2	2,076.0
Carrying value	563.2	269.4
Net gains (losses) on investments	357.2	190.8
Equity price risk | Long equity total return swaps on Fairfax subordinate voting shares
Financial Risk Management.
Net gains (losses) on investments	624.8	255.4
Equity price risk | Other
Financial Risk Management.
Net gains (losses) on investments	$ (3.1)	$ 4.4